UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-03290

Name of Fund:  FAM Variable Series Funds, Inc.
               -Mercury Core Bond V.I. Fund
               -Mercury Domestic Money Market V.I. Fund
               -Mercury Government Bond V.I. Fund
               -Mercury High Current Income V.I. Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:

Robert C. Doll, Jr., Chief Executive Officer, Mercury Core Bond V.I. Fund,
       Mercury Domestic Money Market V.I. Fund, Mercury Government Bond V.I. Fund and Mercury High Current Income V.I. Fund of FAM Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Core Bond V.I. Fund,
       Mercury Domestic Money Market V.I. Fund,
       Mercury Government Bond V.I. Fund and
       Mercury High Current Income V.I. Fund of
       FAM Variable Series Funds, Inc


Date:  September 7, 2006